LEASE RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lease Receivables
SCHEDULE OF RECONCILIATION OF LEASE RECEIVABLES WITH CUSTOMERS

A reconciliation of lease receivables with customers for the three months ended March 31, 2024 and 2023 are presented below:

Three months ended March 31, 2024:

	Balance at December 31, 2023 (000’s)	Recognized in Revenue (000’s)	Invoiced to Customer (000’s)	Interest Earned (000’s)	Unguaranteed Residual Assets (000’s)	Balance at March 31, 2024 (000’s)
Contract asset	$120	$-	$(30)	$-	$4	$94
Less current portion	(103)	-	(15)	-	(2)	(90)
Noncurrent portion	$17	$-	$(15)	-	$2	$4

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

Three months ended March 31, 2023:

	Balance at December 31, 2022 (000’s)	Recognized in Revenue (000’s)	Invoiced to Customer (000’s)	Interest Earned (000’s)	Unguaranteed Residual Assets (000’s)	Balance at March 31, 2023 (000’s)
Contract asset	$221	$-	$(30)	$-	$4	$195
Less current portion	(101)	-	-	-	-	(101)
Noncurrent portion	$120	$-	$(30)	-	$4	$94

A reconciliation of lease receivables with customers for the year ended December 31, 2023 and 2022 are presented below:

Year ended December 31, 2023:

	Balance at December 31, 2022 (000’s)	Recognized in Revenue (000’s)	Invoiced to Customer (000’s)	Interest Earned (000’s)	Unguaranteed Residual Assets (000’s)	Balance at December 31, 2023 (000’s)
Contract asset	$221	$-	$(100)	$3	$4	$120
Less current portion	(101)	-	(2)	-	-	(103)
Noncurrent portion	$120	$-	$(102)	3	$4	$17

Year ended December 31, 2022:

	Balance at December 31, 2021 (000’s)	Recognized in Revenue (000’s)	Invoiced to Customer (000’s)	Interest Earned (000’s)	Unguaranteed Residual Assets (000’s)	Balance at December 31, 2022 (000’s)
Contract asset	$-	$254	$(39)	$2	$4	$221
Less current portion	-	-	-	-	-	(120)
Noncurrent portion	$-	$254	$(39)	2	$4	$101

SCHEDULE OF FUTURE CASH FLOWS UNDER LEASE AGREEMENT

Future cash flows under this lease agreement are as follows (000’s):

Year ended December 31, 2024	78
Year ended December 31, 2025	13
Present value of unguaranteed residual assets	4
Total	95
Less: Present value discount	(1)
Net investment in leases	$94

Future cash flows under this lease agreement are as follows (000’s):

Year ended December 31, 2024	104
Year ended December 31, 2025	13
Present value of unguaranteed residual assets	4
Total	121
Less: Present value discount	(1)
Net investment in leases	$120